4. DISCONTINUED OPERATIONS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Discontinued Operations Details 1
Revenues from discontinued operations	$ 0	$ 1,907,903
Cost of revenues	0	(1,727,534)
Selling, general and administrative expenses	0	(237,298)
Interest expense	0	(727)
Other expense	0	(286)
Gain on disposal of discontinued operations	1,230	0
Income from discontinued operations before taxes	1,230	(57,942)
Income tax expense	0	0
Income from discontinued operations	$ 1,230	$ (57,942)